Schwab Funds®

211 Main Street

San Francisco, CA 94105

March 5, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Schwab Capital Trust (the “Trust”

File Nos. 33-62470 and 811-7704

Schwab S&P 500 Index Fund	Schwab MarketTrack Growth Portfolio
Schwab Small-Cap Index Fund	Schwab MarketTrack Balanced Portfolio
Schwab Total Stock Market Index Fund	Schwab MarketTrack Conservative Portfolio
Schwab International Index Fund	Schwab Target 2010 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2015 Fund
Schwab Core Equity Fund	Schwab Target 2020 Fund
Schwab International Core Equity Fund	Schwab Target 2025 Fund
Schwab Dividend Equity Funds	Schwab Target 2030 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Fund
Schwab Hedged Equity Fund	Schwab Target 2040 Fund
Schwab Financial Services Fund	Schwab Fundamental US Large Company Index Fund
Schwab Health Care Fund	Schwab Fundamental US Small Company Index Fund
Schwab Balanced Fund	Schwab Fundamental International Large Company Index Fund
Laudus Small-Cap MarketMasters Fund	Schwab Fundamental International Small Company Index Fund
Laudus International MarketMasters Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack All Equity Portfolio

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information, dated February 28, 2013, for each of the above-referenced funds do not differ from those contained in the Trust’s Post-Effective Amendment No. 126, filed electronically on February 26, 2013.

Sincerely,

/s/ Odeh Stevens
Odeh Stevens
Corporate Counsel Charles Schwab Investment Management, Inc.